Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
NET SALES	$ 639,142	$ 945,921	$ 922,100
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
NET SALES			$ 94,781
Major customers, percentage of net sales			10.00%
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 144,011	$ 235,934	$ 243,204
Major customers, percentage of net sales	22.00%	25.00%	26.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES	$ 75,836	$ 191,873
Major customers, percentage of net sales	12.00%	20.00%
Net sales | Customers accounted for 10% or more | AFASTOR
Revenue, Major Customer [Line Items]
NET SALES	$ 70,046
Major customers, percentage of net sales	11.00%